Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Disclosure of detailed information about goodwill
The detail of goodwill, based on the cash-generating units giving rise thereto, is as follows:

EUR million
	2022	2021	2020
Banco Santander (Brasil)	3,503	3,219	3,109
SAM Investment Holdings Limited	1,444	1,444	1,444
Santander Consumer Germany	1,304	1,304	1,314
Santander Bank Polska	1,075	1,095	1,104
Santander Portugal	1,040	1,040	1,040
Santander US Auto	1,039	979	904
Santander España	998	1,027	1,027
Santander Holding USA (ex. Auto)A	844	643	594
Santander UK	599	633	592
Banco Santander - Chile	548	516	571
Grupo Financiero Santander (México)	469	435	399
Ebury Partners	298	—	—
Santander Consumer Nordics	215	224	216
Other companies	365	154	157
Total Goodwill	13,741	12,713	12,471
A.Includes the Amherst Pierpont Securities LLC' business (see note 3).

Schedule of goodwill and changes in goodwill
The changes in goodwill were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	12,713	12,471	24,246
Additions (note 3)	534	81	429
Of which:
Ebury Partners	316	—	—
Santander Holding USA (ex. Auto) A	158	—	—
SAM Investment Holdings Limited	—	—	271
Impairment losses	—	(6)	(10,100)
Of which:
Santander UK	—	—	(6,101)
Santander Bank Polska	—	—	(1,192)
Santander Holding USA (ex. Auto)	—	—	(1,177)
Santander US Auto	—	—	(1,153)
Santander Consumer Nordics	—	—	(277)
Disposals or changes in scope of consolidation	—	—	—
Exchange differences and other items	494	167	(2,104)
Balance at end of year	13,741	12,713	12,471
A.Acquisition of Amherst Pierpont Securities LLC (see note 3).

Schedule of goodwill assumptions
Following is a detail of the main assumptions taken into account in determining the recoverable amount, at 2022 year-end, of the most significant cash-generating units which were valued using the discounted cash flow method:

	2022
	Projected period	Discount rateA	Nominal perpetual growth rate
Santander UK	5 years	11.1%	2.5%
Santander Bank Polska	5 years	15.6%	4.8%
Santander US Auto	3 years	12.2%	2.8%
Santander Holding USA (ex. Auto)B	5 years	12.6%	3.5%
Santander Consumer Germany	5 years	9.4%	2.3%
SAM Investment Holdings, Limited	5 years	12.2%	2.5%
Santander Portugal	5 years	11.1%	2.3%
Santander Consumer Nordics	5 years	11.0%	2.5%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.
The discount and nominal perpetual growth rates taken into account in 2021 and 2020 are presented below for comparison purposes:

	Discount rateA		Nominal perpetual growth rate
	2021	2020	2021	2020
Santander UK	9.2%	9.5%	2.3%	2.3%
Santander Bank Polska	10.3%	10.0%	3.5%	3.5%
Santander US Auto	10.6%	10.7%	1.5%	1.5%
Santander Holding USA (ex. Auto)B	11.6%	11.6%	3.0%	2.5%
Santander Consumer Germany	8.3%	9.0%	1.8%	1.8%
SAM Investment Holdings, Limited	10.4%	10.1%	2.5%	2.5%
Santander Portugal	9.7%	9.8%	1.8%	1.8%
Santander Consumer Nordics	9.9%	10.1%	2.0%	2.0%
A.Post-tax discount rate.
B.Weighted information of the main assumptions of the segments to which goodwill has been allocated.